Accrued Warranty Expenses (Schedule of Changes in Accrued Warranty Expenses) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Accrued Warranty Expenses [Abstract]
Balance at beginning of year	¥ 1,889	¥ 2,129	¥ 1,754
Acquisition of Verigy			209
Addition	2,319	3,172	3,432
Reduction	(2,667)	(3,474)	(3,269)
Translation adjustments	48	62	3
Balance at end of year	¥ 1,589	¥ 1,889	¥ 2,129